Convertible Notes Payable	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Convertible Notes Payable

Note 3 Convertible Notes Payable

 On November 18, 2011, the Company signed a $30,000 convertible promissory note with a third party. The note bears interest at 8% per annum and was due on August 18, 2012. The note has conversion rights that allow the holder of the note to convert after 180 days all or any part of the remaining principal balance into the Company’s common stock at a price equal to 58% of the average of the lowest six trading prices for the Common Stock during the most recent ten-day period. The conversion feature was determined to exist and was recorded at the time of issue as a derivative liability, but has been fully amortized in prior periods. This note is in default. According to the terms of the note upon default the balance due is 150% of the unpaid principal balance. In addition, from the date of default the notes bear interest at 22% per annum. The investor may in its sole discretion convert the default amount into equity. During 2016, the Company issued 8,000,000 shares of common stock to convert $200,000 of the outstanding balance of this note. The total balance outstanding on this note at December 31, 2016 was $273,650, which included $243,650 of accrued interest and penalties.

In April 27, 2012, the Company signed a $32,500 convertible promissory note with a third party. The note bears interest at 8% per annum and was due on January 27, 2013. The note has conversion rights that allow the holder of the note to convert after 180 days all or any part of the remaining principal balance into the Company’s common stock at a price equal to 58% of the average of the lowest six trading prices for the Common Stock during the most recent ten-day period. The conversion feature was determined to exist and was recorded at the time of issue as derivative liability, but has been fully amortized in prior periods. This note is in default. According to the terms of the note upon default the balance due is 150% of the unpaid principal balance. In addition, from the date of default the notes bear interest at 22% per annum. The investor may in its sole discretion convert the default amount into equity. During 2016, the Company issued 8,500,000 shares of common stock to convert $212,500 of the outstanding balance on this note. The total balance outstanding on this note at December 31, 2016 was $300,544, which included $268,544 of accrued interest and penalties.

On October 15, 2013, the Company converted $30,000 of payables into a convertible promissory note with a third party. The note bears interest at 8% per annum and was due on October 15, 2014. The note has conversion rights that allow the holder of the note at any time to convert all or any part of the remaining principal balance into the Company’s common stock at a fixed price of $0.0015. This note is in default and the total balance outstanding as of December 31, 2016 was $53,939.

On January 15, 2014, the Company converted $30,000 of payables into a convertible promissory note with a third party. The note bears interest at 8% per annum and was due on January 15, 2015. The note has conversion rights that allow the holder of the note at any time to convert all or any part of the remaining principal balance into the Company’s common stock at a fixed price of $0.0015. This note is in default and the total balance outstanding as of December 31, 2016 was $51,078.

On March 15, 2014, the Company converted $30,000 of payables into a convertible promissory note with a third party. The note bears interest at 8% per annum and was due on March 15, 2015. The note has conversion rights that allow the holder of the note at any time to convert all or any part of the remaining principal balance into the Company’s common stock at a fixed price of $0.0015. This note is in default and the total balance outstanding as of December 31, 2016 was $49,225.

On March 15, 2014, the Company converted $30,000 of payables into a convertible promissory note with a third party. The note bears interest at 8% per annum and was due on March 15, 2015. The note has conversion rights that allow the holder of the note at any time to convert all or any part of the remaining principal balance into the Company’s common stock at a fixed price of $0.0015. This note is in default and the total balance outstanding as of December 31, 2016 was $49,225.

On June 15, 2014, the Company converted $30,000 of payables into a convertible promissory note with a third party. The note bears interest at 8% per annum and was due on June 15, 2015. The note has conversion rights that allow the holder of the note at any time to convert all or any part of the remaining principal balance into the Company’s common stock at a fixed price of $0.0015. This note is in default and the total balance outstanding as of December 31, 2016 was $46,642.

On July 1, 2014, the Company converted $60,000 of amounts due to officers into a convertible promissory note with a third party. The note bears interest at 8% per annum and was due on July 31, 2015. The note has conversion rights that allow the holder of the note after six months to convert all or any part of the remaining principal balance into the Company’s common stock at a fixed price of $0.0015. This note is in default and the total balance outstanding as of December 31, 2016 was $93,285.

On September 15, 2014, the Company converted $30,000 of payables into a convertible promissory note with a third party. The note bears interest at 8% per annum and was due on September 15, 2015. The note has conversion rights that allow the holder of the note at any time to convert all or any part of the remaining principal balance into the Company’s common stock at a fixed price of $0.0015. This note is in default and the total balance outstanding as of December 31, 2016 was $44,168.

On December 15, 2014, the Company converted $30,000 of payables into a convertible promissory note with a third party. The note bears interest at 8% per annum and was due on December 15, 2015. The note has conversion rights that allow the holder of the note at any time to convert all or any part of the remaining principal balance into the Company’s common stock at a fixed price of $0.0015. This note is in default and the total balance outstanding as of December 31, 2016 was $41,826.

On March 15, 2015, the Company converted $30,000 of payables into a convertible promissory note with a third party. The note bears interest at 8% per annum and was due on March 15, 2016. The note has conversion rights that allow the holder of the note at any time to convert all or any part of the remaining principal balance into the Company’s common stock at a fixed price of $0.0015. This note is in default and the total balance outstanding as of December 31, 2016 was $39,607.

On April 1, 2015, the Company converted $52,500 of compensation owed into a convertible promissory note with a third party. The note bears interest at 8% per annum and was due on June 30, 2016. The note has conversion rights that allow the holder of the note at any time to convert all or any part of the remaining principal balance into the Company’s common stock at a fixed price of $0.0015. This note is in default and the total balance outstanding as of December 31, 2016 was $69,312.

On April 1, 2015, the Company converted $30,000 of compensation owed into a convertible promissory note with a third party. The note bears interest at 8% per annum and was due on June 30, 2016. The note has conversion rights that allow the holder of the note at any time to convert all or any part of the remaining principal balance into the Company’s common stock at a fixed price of $0.0015. This note is in default and the total balance outstanding as of December 31, 2016 was $39,607.

On June 15, 2015, the Company converted $30,000 of payables into a convertible promissory note with a third party. The note bears interest at 8% per annum and was due on June 15, 2016. The note has conversion rights that allow the holder of the note at any time to convert all or any part of the remaining principal balance into the Company’s common stock at a fixed price of $0.0015. This note is in default and the total balance outstanding as of December 31, 2016 was $37,506.

On September 15, 2015, the Company converted $30,000 of payables into a convertible promissory note with a third party. The note bears interest at 8% per annum and was due on September 15, 2016. The note has conversion rights that allow the holder of the note at any time to convert all or any part of the remaining principal balance into the Company’s common stock at a fixed price of $0.0015. This note is in default and the total balance outstanding as of December 31, 2016 was $35,517.

On December 15, 2015, the Company converted $30,000 of payables into a convertible promissory note with a third party. The note bears interest at 8% per annum and was due on December 15, 2016. The note has conversion rights that allow the holder of the note at any time to convert all or any part of the remaining principal balance into the Company’s common stock at a fixed price of $0.0015. This note is in default and the total balance outstanding as of December 31, 2016 was $33,633.

On October 7, 2016, the Company entered in convertible note agreement with a private and accredited investor, Vincent & Rees, LC, in the amount of $74,000, unsecured, accruing interest at a 12% interest rate, with principal and interest amounts due and payable upon maturity on October7, 2017. After six months, the note holder has the option to convert any portion of the unpaid principal balance into the Company’s common shares at any time at a 40% discount to the current market value. The Company has determined that the conversion feature in this note is is considered to be a derivative. The Company calculated the fair value of this conversion feature using the Black-Scholes model and the following assumptions: Risk-free interest rates of1.21%; Dividend rate of 0%; and, historical volatility rate of435.56%. A debt discount amount of $74,000 was recorded upon issuance of the note and as of December 31, 2016, the carrying amount of the convertible note is $17,233, the unamortized discount on the note is $56,767 and accrued interest is $2,096. Interest expense of $8,641 was recorded on the note since the date of the merger.

On November 14, 2016, the Company entered in convertible note agreement with a private and accredited investor, Chienn Consulting, LLC, in the amount of $35,000, unsecured, accruing interest at a 12% interest rate, with principal and interest amounts due and payable upon maturity on November 14, 2017. After six months, the note holder has the option to convert any portion of the unpaid principal balance into the Company’s common shares at any time at a 40% discount to the current market value. The Company has determined that the conversion feature in this note is is considered to be a derivative. The Company calculated the fair value of this conversion feature using the Black-Scholes model and the following assumptions: Risk-free interest rates of1.21%; Dividend rate of 0%; and, historical volatility rate of435.56%. A debt discount amount of $35,000 was recorded upon issuance of the note and as of December 31, 2016, the carrying amount of the convertible note is $4,507, the unamortized discount on the note is $30,493 and accrued interest is $529. Interest expense of $4,058 was recorded on the note since the date of the merger.

On December 19, 2016, the Company entered in convertible note agreement with a private and accredited investor, Vertex Systems, Inc., in the amount of $535,000, unsecured, accruing interest at a 12% interest rate, with principal and interest amounts due and payable upon maturity on December 19, 2017. After six months, the note holder has the option to convert any portion of the unpaid principal balance into the Company’s common shares at any time at a 40% discount to the current market value. The Company has determined that the conversion feature in this note is considered to be a derivative. The Company calculated the fair value of this conversion feature using the Black-Scholes model and the following assumptions: Risk-free interest rates of1.21%; Dividend rate of 0%; and, historical volatility rate of435.56%. A debt discount amount of $535,000 was recorded upon issuance of the note and as of December 31, 2016, the carrying amount of the convertible note is $55,699, the unamortized discount on the note is $479,301 and accrued interest is $2,287. Interest expense of $57,986 was recorded on the note since the date of the merger.

As of December 31, 2016, and 2015, the principle balance of convertible notes payable was $643,689 and $0, respectively. The accrued interest balance as of December 31, 2016 and 2015 was $697,486 and $0, respectively, and is recorded in accounts payable & accrued liabilities on the balance sheet.

On February 2, 2017, the Company entered in convertible note agreement with a private and accredited investor, Vincent & Rees, LC, in the amount of $56,000, unsecured, accruing interest at a 12% interest rate, with principal and interest amounts due and payable upon maturity on February2, 2018. After six months, the note holder has the option to convert any portion of the unpaid principal balance into the Company’s common shares at any time at a 40% discount to the current market value. The Company has determined that the conversion feature in this note is indexed to the Company’s stock, and is considered to be a derivative that requires bifurcation. The Company calculated the fair value of this conversion feature using the Black-Scholes model and the following assumptions: Risk-free interest rates of1.21%; Dividend rate of 0%; and, historical volatility rate of435.56%.

On February 22, 2017, the Company entered in convertible note agreement with a private and accredited investor, Power Up Lending Group Ltd., in the amount of $35,000, unsecured, accruing interest at a 12% interest rate, with principal and interest amounts due and payable upon maturity on February 22, 2018. After six months, the note holder has the option to convert any portion of the unpaid principal balance into the Company’s common shares at any time at a 40% discount to the current market value. The Company has determined that the conversion feature in this note is considered to be a derivative. The Company calculated the fair value of this conversion feature using the Black-Scholes model and the following assumptions: Risk-free interest rates of1.21%; Dividend rate of 0%; and, historical volatility rate of435.56%.

On March 9, 2017, the Company entered in convertible note agreement with a private and accredited investor, Chienn Consulting, LLC., in the amount of $53,000, unsecured, accruing interest at a 12% interest rate, with principal and interest amounts due and payable upon maturity on March 9, 2018. After six months, the note holder has the option to convert any portion of the unpaid principal balance into the Company’s common shares at any time at a 40% discount to the current market value. The Company has determined that the conversion feature in this note is considered to be a derivative. The Company calculated the fair value of this conversion feature using the Black-Scholes model and the following assumptions: Risk-free interest rates of1.21%; Dividend rate of 0%; and, historical volatility rate of435.56%.

On May 1, 2017, the Company entered in convertible note agreement with a private and accredited investor, Marp, LLC., in the amount of $30,000, unsecured, accruing interest at a 12% interest rate, with principal and interest amounts due and payable upon maturity on May 1, 2018. After six months, the note holder has the option to convert any portion of the unpaid principal balance into the Company’s common shares at any time at a 40% discount to the current market value. The Company has determined that the conversion feature in this note is considered to be a derivative. The Company calculated the fair value of this conversion feature using the Black-Scholes model and the following assumptions: Risk-free interest rates of1.21%; Dividend rate of 0%; and, historical volatility rate of435.56%.

On May 19, 2017, the Company entered in convertible note agreement with a private and accredited investor, Horizon Phoenix Enterprises, LLC., in the amount of $71,000, unsecured, accruing interest at a 12% interest rate, with principal and interest amounts due and payable upon maturity on May 19, 2018. After six months, the note holder has the option to convert any portion of the unpaid principal balance into the Company’s common shares at any time at a 40% discount to the current market value. The Company has determined that the conversion feature in this note is considered to be a derivative. The Company calculated the fair value of this conversion feature using the Black-Scholes model and the following assumptions: Risk-free interest rates of1.21%; Dividend rate of 0%; and, historical volatility rate of435.56%.

On June 4, 2017, the Company entered in convertible note agreement with a private and accredited investor, SARJ, LLC., in the amount of $44,000, unsecured, accruing interest at a 12% interest rate, with principal and interest amounts due and payable upon maturity on June 4, 2018. After six months, the note holder has the option to convert any portion of the unpaid principal balance into the Company’s common shares at any time at a 40% discount to the current market value. The Company has determined that the conversion feature in this note is considered to be a derivative. The Company calculated the fair value of this conversion feature using the Black-Scholes model and the following assumptions: Risk-free interest rates of1.21%; Dividend rate of 0%; and, historical volatility rate of435.56%.